13. DEFERRED REVENUE (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDeferredRevenueLineItems [Line Items]
Deferred revenue, beginning	$ 0
Revenue earned during the period	11,085	$ 13,833
Deferred revenue, ending	29,679	0
Deferred Revenue
DisclosureOfDeferredRevenueLineItems [Line Items]
Deferred revenue, beginning	0
Proceeds of APG Arrangement, net: Upfront proceeds	32,860
Less: toll milling cash receipts from July 1, 2016 to January 31, 2017	(2,659)
Revenue earned during the period	(2,114)
Foreign exchange	1,592
Deferred revenue, ending	$ 29,679	$ 0